Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable

Accounts Receivable
($ millions)	December 31, 2018	December 31, 2017
Trade receivables	1,146	1,170
Provision for expected credit losses	(39)	(34)
Derivatives due within one year	43	17
Other(1)	205	33
End of year	1,355	1,186
(1)    Includes insurance proceeds of $143 million (2017 - nil), related to the Superior Refinery incident.